Document and Entity Information	Aug. 08, 2017
Prospectus:
Document Type	497
Document Period End Date	Aug. 08, 2017
Registrant Name	UBS FUNDS
Central Index Key	0000886244
Amendment Flag	false
Document Creation Date	Aug. 08, 2017
Document Effective Date	Aug. 08, 2017
Prospectus Date	Oct. 28, 2016
UBS U.S. Large Cap Equity Fund | Class A
Prospectus:
Trading Symbol	BNEQX
UBS U.S. Large Cap Equity Fund | CLASS C
Prospectus:
Trading Symbol	BNQCX
UBS U.S. Large Cap Equity Fund | CLASS P
Prospectus:
Trading Symbol	BPEQX
UBS GLOBAL ALLOCATION FUND | CLASS A
Prospectus:
Trading Symbol	BNGLX
UBS GLOBAL ALLOCATION FUND | CLASS C
Prospectus:
Trading Symbol	BNPCX
UBS GLOBAL ALLOCATION FUND | CLASS P
Prospectus:
Trading Symbol	BPGLX
UBS International Sustainable Equity Fund | CLASS A
Prospectus:
Trading Symbol	BNIEX
UBS International Sustainable Equity Fund | CLASS C
Prospectus:
Trading Symbol	BNICX
UBS International Sustainable Equity Fund | CLASS P
Prospectus:
Trading Symbol	BNUEX
UBS U.S. SMALL CAP GROWTH FUND | CLASS A
Prospectus:
Trading Symbol	BNSCX
UBS U.S. SMALL CAP GROWTH FUND | CLASS C
Prospectus:
Trading Symbol	BNMCX
UBS U.S. SMALL CAP GROWTH FUND | CLASS P
Prospectus:
Trading Symbol	BISCX
UBS DYNAMIC ALPHA FUND | CLASS A
Prospectus:
Trading Symbol	BNAAX
UBS DYNAMIC ALPHA FUND | CLASS C
Prospectus:
Trading Symbol	BNACX
UBS DYNAMIC ALPHA FUND | CLASS P
Prospectus:
Trading Symbol	BNAYX
UBS Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	UMBAX
UBS Municipal Bond Fund | Class C
Prospectus:
Trading Symbol	UMBCX
UBS Municipal Bond Fund | Class P
Prospectus:
Trading Symbol	UMBPX
UBS Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	UTBAX
UBS Total Return Bond Fund | Class C
Prospectus:
Trading Symbol	UTBCX
UBS Total Return Bond Fund | Class P
Prospectus:
Trading Symbol	UTBPX